Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of common stock outstanding
A.	Share capital (in thousands of shares of NIS 5 par value per share)

	Ordinary shares
	2023	2024
Issued as of January 1	258,564	235,597
Repurchase of treasury shares	(32,016)	(26,043)
Exercise of warrants during the period	3,559	3
Exercise of share options and RSUs during the period	5,490	6,220
Issued and paid-in share capital as of December 31	235,597	215,777

Schedule of stock options activity

		Weighted
		average
	Number	exercise	Weighted average
	of options	price	intrinsic value
Outstanding on December 31, 2023	4,039,537	$2.02	$1.00
Granted	—	—	—
Exercised	(856,812)	0.74	1.70
Forfeited and expired	(555,630)	2.64	1.16

Outstanding on December 31, 2024	2,627,095	2.30	0.80
Exercisable as of December 31, 2024	1,421,261	2.38	0.79

Schedule of valuation assumptions of the options granted

The table below summarizes the assumptions used in determining the fair value of the options granted in 2022-2023:

Range of expected share price volatility	103.2%-121.85%
Range of estimated life (years)	4.5-8
Range of weighted average of risk-free interest rate	4.33%-4.5%
Expected dividend yield	—

Schedule of RSUs activity

		Weighted
		average
	Number of Units	grant price
Outstanding on December 31, 2023	12,468,235	$3.33
Granted	5,817,136	2.40
Exercised	(4,869,624)	3.53
Forfeited	(2,522,359)	3.32

Outstanding on December 31, 2024	10,893,388	$2.75

Schedule of warrants activity and related information

			Weighted
			average
		Weighted	remaining
		average	contractual
		exercise	life (in
	Warrants	price	years)
Outstanding on December 31, 2023	36,465,771	$6.30	1.18
Granted	—
Exercised	(41,540)	2.50	0.33
Expired	(1,606,605)	7.48	—

Outstanding and exercisable as of December 31, 2024	34,817,626	$6.26	1.24

Schedule of stock-based compensation expense

	For the year ended December 31
	2022	2023	2024

Cost of revenues	$666	811	938
Research and development expenses	12,708	10,297	6,079
Sales and marketing expenses	6,564	4,891	1,649
General and administrative expenses	11,276	6,111	7,055
	$31,214	22,110	15,721